Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

February 15, 2011

Matthew Gaarder-Wang

(415) 315-6302

matthew.gaarder@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Attn: Mr. James O’Connor

100 F Street, NE

Washington, D.C. 20549

Re:  RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Investment Trust (the “Trust”) is Post-Effective Amendment No. 83 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 85 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A.

The Amendment is being filed in connection with the establishment of two new series of the Trust, RS Global Growth Fund and RS Greater China Fund. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that the Amendment become effective 75 days after filing. This Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

Please direct any questions regarding this filing to me at 415-315-6302.

Sincerely,

/s/ Matthew Gaarder-Wang
Matthew Gaarder-Wang

cc:  Benjamin L. Douglas, Esq.

       Timothy W. Diggins, Esq.